Equity Securities Issued (Details) - Schedule of Other Reserves - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Reserves [Line Items]
At 1 July 2023	$ 3,235,969
Currency translation differences	4,441	$ (838)
Other comprehensive income	4,441
Transactions with owners in their capacity as owners
Options and warrants expensed	8,921
Options issued in the period (net of adjustments)	(30,501)
At 31 December 2023	3,218,830
Share-based payments [Member]
Schedule of Other Reserves [Line Items]
At 1 July 2023	3,123,759
Currency translation differences
Other comprehensive income
Transactions with owners in their capacity as owners
Options and warrants expensed	8,921
Options issued in the period (net of adjustments)	(30,501)
At 31 December 2023	3,102,179
Foreign currency translation [Member]
Schedule of Other Reserves [Line Items]
At 1 July 2023	112,210
Currency translation differences	4,441
Other comprehensive income	4,441
Transactions with owners in their capacity as owners
Options and warrants expensed
Options issued in the period (net of adjustments)
At 31 December 2023	$ 116,651